SHORT-TERM AND LONG-TERM DEBT - US Floating Rate (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) subsidiary	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 2,862,240	$ 2,163,688
$45 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 45,000
No. of subsidiaries | subsidiary	7
Debt instrument, term	11 years
Long-term debt	$ 27,500	32,500
$20 million secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 20,000
No. of subsidiaries | subsidiary	2
Debt instrument, term	10 years
Long-term debt	$ 0	12,000
$76 million secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 76,000
No. of subsidiaries | subsidiary	2
Debt instrument, term	7 years
Long-term debt	$ 0	43,500
$175 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 175,000
No. of subsidiaries | subsidiary	4
Debt instrument, term	5 years
Long-term debt	$ 0	108,700
$50 million senior secured credit facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 50,000
No. of subsidiaries | subsidiary	1
Debt instrument, term	4 years
Long-term debt	$ 0	35,000
$51 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 51,000
No. of subsidiaries | subsidiary	1
Debt instrument, term	4 years
Long-term debt	$ 0	39,000
$51 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 51,000
No. of subsidiaries | subsidiary	1
Debt instrument, term	4 years
Long-term debt	$ 0	40,100
$35 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 35,000
No. of subsidiaries | subsidiary	1
Debt instrument, term	7 years
Long-term debt	$ 28,800	30,900
$107.3 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 107,300
No. of subsidiaries | subsidiary	3
Debt instrument, term	5 years
Long-term debt	$ 89,400	95,700
$100 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 100,000
No. of subsidiaries | subsidiary	4
Debt instrument, term	5 years
Long-term debt	$ 72,300	82,300
$23 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 23,000
No. of subsidiaries | subsidiary	2
Debt instrument, term	3 years
Long-term debt	$ 12,700	17,300
$115 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 115,000
No. of subsidiaries | subsidiary	8
Debt instrument, term	3 years
Long-term debt	$ 70,000	90,000
$144.6 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 144,600
No. of subsidiaries | subsidiary	4
Debt instrument, term	3 years
Long-term debt	$ 126,700	136,900
$23.3 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 23,300
No. of subsidiaries | subsidiary	1
Debt instrument, term	1 year
Long-term debt	$ 0	13,900
$23.3 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 23,300
No. of subsidiaries | subsidiary	1
Debt instrument, term	1 year
Long-term debt	$ 0	18,600
$150 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 150,000
No. of subsidiaries | subsidiary	1
Debt instrument, term	3 years
Long-term debt	$ 134,000	150,000
$8.4 million senior unsecured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 8,400
Debt instrument, term	3 years
Long-term debt	$ 8,400	8,400
$60 Million Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 60,000
No. of subsidiaries | subsidiary	1
Long-term debt	$ 15,000	60,000
$79.8 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 79,800
No. of subsidiaries | subsidiary	2
Debt instrument, term	5 years
Long-term debt	$ 78,700	0
$163.8 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 163,800
No. of subsidiaries | subsidiary	3
Debt instrument, term	5 years
Long-term debt	$ 162,400	0
$150 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 150,000
No. of subsidiaries | subsidiary	3
Debt instrument, term	6 years
Long-term debt	$ 145,200	0
$226 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 226,000
No. of subsidiaries | subsidiary	7
Debt instrument, term	5 years
Long-term debt	$ 218,100	0
$235 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 235,000
No. of subsidiaries | subsidiary	4
Debt instrument, term	5 years
Long-term debt	$ 233,100	0
$81.6 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 81,600
No. of subsidiaries | subsidiary	2
Debt instrument, term	1 year
Long-term debt	$ 81,600	$ 0